UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

	The Jensen Portfolio, Inc.
	Schedule of Investments
	2/28/2010 (Unaudited)
	(showing percentage of total net assets)

SHARES		VALUE
	COMMON STOCKS - 98.29%
	Aerospace & Defense - 3.84%
1,287,000	United Technologies Corporation	$88,352,550
	Beverages - 6.93%
1,305,000	The Coca-Cola Company	68,799,600
1,446,000	PepsiCo, Inc.	90,331,620
		159,131,220
	Capital Markets - 3.20%
1,451,000	T. Rowe Price Group, Inc.	73,551,190
	Chemicals - 5.79%
1,103,000	Ecolab, Inc.	46,480,420
1,153,000	Praxair, Inc.	86,636,420
		133,116,840
	Electrical Equipment - 6.95%
1,679,000	AMETEK, Inc.	65,548,160
1,986,000	Emerson Electric Company	94,017,240
		159,565,400
	Electronic Equipment, Instruments & Components - 2.97%
1,636,200	Amphenol Corporation	68,147,730
	Food & Staples Retailing - 2.93%
2,333,000	Sysco Corporation	67,423,700
	Health Care Equipment & Supplies - 11.22%
1,064,000	C.R. Bard, Inc.	89,141,920
2,234,400	Medtronic, Inc.	96,972,960
1,348,000	Stryker Corporation	71,578,800
		257,693,680
	Household Products - 9.98%
884,000	Clorox Company	54,198,040
1,045,000	Colgate-Palmolive Company	86,672,300
1,396,000	The Procter & Gamble Company	88,338,880
		229,209,220
	Industrial Conglomerates - 4.49%
1,286,500	3M Company	103,112,975
	IT Services - 8.81%
1,792,500	Automatic Data Processing, Inc.	74,585,925
1,665,000	Cognizant Technology Solutions Corporation (a)	80,136,450
1,589,000	Paychex, Inc.	47,574,660
		202,297,035
	Life Sciences Tools & Services - 2.97%
1,144,000	Waters Corporation (a)	68,251,040
	Machinery - 2.02%
627,000	Danaher Corporation	46,379,190
	Media - 3.25%
2,040,000	Omnicom Group, Inc.	74,704,800
	Pharmaceuticals - 8.35%
1,879,000	Abbott Laboratories	101,992,120
1,425,500	Johnson & Johnson	89,806,500
		191,798,620
	Professional Services - 3.53%
2,512,000	Equifax, Inc.	81,037,120
	Software - 11.06%
1,629,000	Adobe Systems, Inc. (a)	56,444,850
3,649,200	Microsoft Corporation	104,586,072
3,772,000	Oracle Corporation	92,979,800
		254,010,722
	Total Common Stocks (Cost $1,828,108,294)	2,257,783,032

	SHORT TERM INVESTMENTS - 1.84%
	Money Market Fund - 1.84%
42,226,541	Fidelity Institutional Money Market Fund - Government Portfolio, 0.03% (b)	42,226,541
	Total Short Term Investments (Cost $42,226,541)	42,226,541

	Total Investments (Cost $1,870,334,835) - 100.13%	2,300,009,573
	Liabilities in Excess of Other Assets - (0.13)%	(3,081,125)
	TOTAL NET ASSETS - 100.00%	$2,296,928,448

(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of February 28, 2010.

Fair Valuation Pricing Inputs

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Common Stock*	$ 2,257,783,032	$ 2,257,783,032	$ -	$ -
Money Market Fund	42,226,541	42,226,541		-
Total Investments	$ 2,300,009,573	$ 2,300,009,573	$ -	$ -

* For further information regarding security characteristics, please see the Schedule of Investments.

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows**:

Cost of investments	$ 1,870,334,835
Gross unrealized appreciation	461,740,946
Gross unrealized depreciation	(32,066,208)
Net unrealized appreciation	$ 429,674,738

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)        /s/ Robert McIver
  Robert McIver, President

Date     4/16/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Robert McIver
  Robert McIver, President

Date    4/16/10

By (Signature and Title)        /s/ Brian Ferrie
  Brian Ferrie, Treasurer

Date     4/16/10